Other comprehensive income (loss) - Changes in Accumulated other comprehensive income (loss) (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		6 Months Ended
		Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016		Sep. 30, 2015
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year		¥ (28,615)	¥ 163,163	¥ 44,980		¥ 143,739
Cumulative effect of change in accounting principle				19,294
Other comprehensive income (loss) before reclassifications		(16,162)	(41,349)	(109,009)		(21,670)
Reclassifications out of accumulated other comprehensive income (loss)	[1]	(1,606)	(1,140)	(1,648)		(1,395)
Net change during the period		(17,768)	(42,489)	(91,363)		(23,065)
Balance at end of period		(46,383)	120,674	(46,383)		120,674
Cumulative translation adjustments [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year		(22,956)	153,083	53,418		133,371
Cumulative effect of change in accounting principle
Other comprehensive income (loss) before reclassifications		(11,391)	(40,207)	(87,541)		(20,388)
Reclassifications out of accumulated other comprehensive income (loss)	[1]	(1,381)	(151)	(1,605)		(258)
Net change during the period		(12,772)	(40,358)	(89,146)		(20,646)
Balance at end of period		(35,728)	112,725	(35,728)		112,725
Pension liability adjustment [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year		(33,601)	(15,596)	(33,325)		(15,404)
Cumulative effect of change in accounting principle
Other comprehensive income (loss) before reclassifications		(84)	(53)	(634)		(288)
Reclassifications out of accumulated other comprehensive income (loss)	[1]	371	44	645		87
Net change during the period		287	(9)	11		(201)
Balance at end of period		(33,314)	(15,605)	(33,314)		(15,605)
Net unrealized gain on non-trading securities [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year		22,979	25,676	24,887		25,772
Cumulative effect of change in accounting principle
Other comprehensive income (loss) before reclassifications		(2,892)	(1,089)	(5,126)		(994)
Reclassifications out of accumulated other comprehensive income (loss)	[1]	(549)	(1,033)	(223)		(1,224)
Net change during the period		(3,441)	(2,122)	(5,349)		(2,218)
Balance at end of period		19,538	¥ 23,554	19,538		23,554
Own credit adjustments [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year		4,963
Cumulative effect of change in accounting principle				19,294	[2]
Other comprehensive income (loss) before reclassifications		(1,795)		(15,708)
Reclassifications out of accumulated other comprehensive income (loss)	[1]	(47)		(465)
Net change during the period		(1,842)		3,121
Balance at end of period		¥ 3,121		¥ 3,121

[1]	Reclassifications out of accumulated other comprehensive income (loss) were not significant.
[2]	Cumulative effect of change in accounting principle is an adjustment to initially apply Accounting Standards Update ("ASU") 2016-01, "Recognition and measurement of financial assets and financial liabilities".